REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Sep. 30, 2015
REGULATORY CAPITAL REQUIREMENTS
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as "well capitalized"

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2015:
Common equity Tier I capital to total risk-weighted assets	$117,556	9.25%	$57,206	4.50%	$82,632	6.50%
Tier I capital to total risk-weighted assets	136,556	10.74%	76,275	6.00%	101,700	8.00%
Total capital to total risk- weighted assets	152,450	11.99%	101,700	8.00%	127,126	10.00%
Tier I leverage capital to average assets	136,556	9.47%	57,674	4.00%	72,092	5.00%

Schedule of reconciliation of Tier I stockholders' equity and regulatory risk-based capital

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2015:
Common equity tier 1 capital to total risk-weighted assets	$141,712	11.16%	$57,158	4.50%	$82,561	6.50%
Tier I capital to total risk-weighted assets	141,712	11.16%	76,210	6.00%	101,613	8.00%
Total capital to total risk-weighted assets	157,593	12.41%	101,613	8.00%	127,017	10.00%
Tier I leverage capital to average assets	141,712	9.83%	57,640	4.00%	72,051	5.00%

As of September 30, 2014:
Tangible capital to total assets	$133,356	9.70%	$20,631	1.50%	N/A	N/A
Tier I risk-based capital to risk- weighted assets	133,356	12.20%	N/A	N/A	$65,561	6.00%
Total risk-based capital to risk-weighted assets	147,048	13.46%	87,415	8.00%	109,269	10.00%
Tier I leverage capital to average assets	133,356	9.70%	55,016	4.00%	68,770	5.00%